Total

Prospectus Supplement	August 1, 2016

Putnam Dynamic Asset Allocation Growth Fund

Prospectuses dated January 30, 2016

Effective September 1, 2016, the sub-section Annual fund operating expenses in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Acquired	Total annual
	Management	and service	Other	fund fees and	fund operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses

Class A	0.59%	0.25%	0.24% =	0.01%	1.09%

Class B	0.59%	1.00%	0.24% =	0.01%	1.84%

Class C	0.59%	1.00%	0.24% =	0.01%	1.84%

Class M	0.59%	0.75%	0.24% =	0.01%	1.59%

Class R	0.59%	0.50%	0.24% =	0.01%	1.34%

Class R5	0.59%	N/A	0.21%	0.01%	0.81%

Class R6	0.59%	N/A	0.11%	0.01%	0.71%

Class Y	0.59%	N/A	0.24% =	0.01%	0.84%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Effective September 1, 2016, the sub-section Example in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$680	$902	$1,141	$1,827

Class B	$687	$879	$1,195	$1,962

Class B (no redemption)	$187	$579	$995	$1,962

Class C	$287	$579	$995	$2,159

Class C (no redemption)	$187	$579	$995	$2,159

Class M	$506	$834	$1,185	$2,173

Class R	$136	$425	$734	$1,613

Class R5	$83	$259	$450	$1,002

Class R6	$73	$227	$395	$883

Class Y	$86	$268	$466	$1,037

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